Other Non-Operating Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Other Income and Expenses [Abstract]
Realized and unrealized MTM gains/(losses) on our investment in listed equity securities (note 20)	$ 346,497	$ (244,210)
UK tax lease contingent liability (note 22)	6,919	(71,307)
Dividend income from our investment in listed equity securities	4,348	3,725
Total other non-operating income/(losses)	$ 357,764	$ (311,792)